Variable Interest Entities (Assets and Liabilities of Consolidated Variable Interest Entities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Variable Interest Entity [Line Items]
Total assets at end of fiscal year	¥ 397,436,461	¥ 381,735,733	¥ 367,650,018
Cash and due from banks	4,391,530	60,050,640
Interest-earning deposits in other banks	105,631,633	53,989,863
Trading account assets	49,745,992	46,168,461
Investment securities	62,371,426	62,261,931
Total liabilities	378,959,248	365,269,566
Deposits	246,417,384	235,276,781
Long-term debt	39,922,322	39,071,755
Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets at end of fiscal year	22,608,518	21,101,620
Cash and due from banks	10,146	8,243
Interest-earning deposits in other banks	34,166	52,031
Trading account assets	1,266,293	1,367,928
Investment securities	2,320,543	2,076,737
Loans		16,598,585
All other assets	1,463,239	998,096
Total liabilities	556,291	614,936
Deposits	0	0
Other short-term borrowings	46,208	45,432
Long-term debt	379,017	406,429
All other liabilities	131,066	163,075
Consolidated VIEs | Pro forma, before transfer of assets and liabilities
Variable Interest Entity [Line Items]
Total assets at end of fiscal year	22,608,518
Cash and due from banks	10,146
Interest-earning deposits in other banks	34,166
Trading account assets	1,266,293
Investment securities	2,320,543
Loans	17,514,131
All other assets	1,463,239
Consolidated VIEs | Total consolidated assets before elimination
Variable Interest Entity [Line Items]
Total assets at end of fiscal year		27,841,574
Cash and due from banks		80,115
Interest-earning deposits in other banks		88,657
Trading account assets		1,431,484
Investment securities		2,677,372
Loans		22,538,621
All other assets		1,025,325
Total liabilities	25,638,649	27,220,347
Deposits	3,292,449	6,408,837
Other short-term borrowings	8,599,859	7,247,251
Long-term debt	12,293,780	11,900,840
All other liabilities	1,452,561	1,663,419
Consolidated VIEs | Total consolidated assets before elimination | Pro forma, before transfer of assets and liabilities
Variable Interest Entity [Line Items]
Total assets at end of fiscal year	26,279,844
Cash and due from banks	78,882
Interest-earning deposits in other banks	75,424
Trading account assets	1,338,510
Investment securities	2,920,762
Loans	20,373,266
All other assets	1,493,000
Consolidated VIEs | Total consolidated assets before elimination | Asset-backed conduits
Variable Interest Entity [Line Items]
Total assets at end of fiscal year	8,186,919	7,388,845
Cash and due from banks		71,649
Interest-earning deposits in other banks		34,521
Trading account assets		47,606
Investment securities		1,027,862
Loans		6,185,514
All other assets		21,693
Total liabilities	8,162,014	7,364,030
Deposits	0	0
Other short-term borrowings	6,331,278	5,587,813
Long-term debt	1,371,157	1,367,234
All other liabilities	459,579	408,983
Consolidated VIEs | Total consolidated assets before elimination | Asset-backed conduits | Pro forma, before transfer of assets and liabilities
Variable Interest Entity [Line Items]
Cash and due from banks	66,761
Interest-earning deposits in other banks	33,826
Trading account assets	45,689
Investment securities	860,760
Loans	7,045,964
All other assets	133,919
Consolidated VIEs | Total consolidated assets before elimination | Investment funds
Variable Interest Entity [Line Items]
Total assets at end of fiscal year		1,331,962
Cash and due from banks		0
Interest-earning deposits in other banks		46,157
Trading account assets		359,777
Investment securities		65,204
Loans		0
All other assets		860,824
Total liabilities	1,147,832	830,751
Deposits	0	0
Other short-term borrowings	1,136,495	817,292
Long-term debt	8,772	7,407
All other liabilities	2,565	6,052
Consolidated VIEs | Total consolidated assets before elimination | Investment funds | Pro forma, before transfer of assets and liabilities
Variable Interest Entity [Line Items]
Total assets at end of fiscal year	1,662,843
Cash and due from banks	1,759
Interest-earning deposits in other banks	30,748
Trading account assets	337,619
Investment securities	77,334
Loans	0
All other assets	1,215,383
Consolidated VIEs | Total consolidated assets before elimination | Special purpose entities created for structured financing
Variable Interest Entity [Line Items]
Total assets at end of fiscal year		248,952
Cash and due from banks		0
Interest-earning deposits in other banks		2,593
Trading account assets		8,624
Investment securities		0
Loans		135,606
All other assets		102,129
Total liabilities	136,089	127,768
Deposits	0	0
Other short-term borrowings	0	0
Long-term debt	117,806	109,352
All other liabilities	18,283	18,416
Consolidated VIEs | Total consolidated assets before elimination | Special purpose entities created for structured financing | Pro forma, before transfer of assets and liabilities
Variable Interest Entity [Line Items]
Total assets at end of fiscal year	247,908
Cash and due from banks	0
Interest-earning deposits in other banks	3,820
Trading account assets	0
Investment securities	0
Loans	143,688
All other assets	100,400
Consolidated VIEs | Total consolidated assets before elimination | Repackaged instruments
Variable Interest Entity [Line Items]
Total assets at end of fiscal year		243,513
Cash and due from banks		7,882
Interest-earning deposits in other banks		0
Trading account assets		167,007
Investment securities		53,617
Loans		15,007
All other assets		0
Total liabilities	301,045	245,829
Deposits	0	0
Other short-term borrowings	0	0
Long-term debt	287,192	230,285
All other liabilities	13,853	15,544
Consolidated VIEs | Total consolidated assets before elimination | Repackaged instruments | Pro forma, before transfer of assets and liabilities
Variable Interest Entity [Line Items]
Total assets at end of fiscal year	296,435
Cash and due from banks	9,892
Interest-earning deposits in other banks	0
Trading account assets	137,795
Investment securities	132,951
Loans	15,000
All other assets	797
Consolidated VIEs | Total consolidated assets before elimination | Securitization of the MUFG Group’s assets
Variable Interest Entity [Line Items]
Total assets at end of fiscal year		10,389,398
Cash and due from banks		0
Interest-earning deposits in other banks		1,434
Trading account assets		0
Investment securities		0
Loans		10,371,275
All other assets		16,689
Total liabilities	10,460,439	10,418,160
Deposits	0	0
Other short-term borrowings	0	0
Long-term debt	10,454,694	10,154,662
All other liabilities	5,745	263,498
Consolidated VIEs | Total consolidated assets before elimination | Securitization of the MUFG Group’s assets | Pro forma, before transfer of assets and liabilities
Variable Interest Entity [Line Items]
Total assets at end of fiscal year	10,447,956
Cash and due from banks	0
Interest-earning deposits in other banks	1,664
Trading account assets	0
Investment securities	0
Loans	10,428,225
All other assets	18,067
Consolidated VIEs | Total consolidated assets before elimination | Trust arrangements
Variable Interest Entity [Line Items]
Total assets at end of fiscal year		8,176,795
Cash and due from banks		0
Interest-earning deposits in other banks		0
Trading account assets		833,864
Investment securities		1,514,530
Loans		5,828,397
All other assets		4
Total liabilities	5,352,880	8,176,907
Deposits	3,292,449	6,408,837
Other short-term borrowings	1,131,120	840,690
Long-term debt	0	0
All other liabilities	929,311	927,380
Consolidated VIEs | Total consolidated assets before elimination | Trust arrangements | Pro forma, before transfer of assets and liabilities
Variable Interest Entity [Line Items]
Total assets at end of fiscal year	5,352,775
Cash and due from banks	0
Interest-earning deposits in other banks	0
Trading account assets	803,348
Investment securities	1,811,498
Loans	2,737,908
All other assets	21
Consolidated VIEs | Total consolidated assets before elimination | Other
Variable Interest Entity [Line Items]
Total assets at end of fiscal year		62,109
Cash and due from banks		584
Interest-earning deposits in other banks		3,952
Trading account assets		14,606
Investment securities		16,159
Loans		2,822
All other assets		23,986
Total liabilities	78,350	56,902
Deposits	0	0
Other short-term borrowings	966	1,456
Long-term debt	54,159	31,900
All other liabilities	23,225	23,546
Consolidated VIEs | Total consolidated assets before elimination | Other | Pro forma, before transfer of assets and liabilities
Variable Interest Entity [Line Items]
Total assets at end of fiscal year	85,008
Cash and due from banks	470
Interest-earning deposits in other banks	5,366
Trading account assets	14,059
Investment securities	38,219
Loans	2,481
All other assets	24,413
Consolidated VIEs | The amounts eliminated in consolidation
Variable Interest Entity [Line Items]
Total assets at end of fiscal year		(6,739,954)
Cash and due from banks		(71,872)
Interest-earning deposits in other banks		(36,626)
Trading account assets		(63,556)
Investment securities		(600,635)
Loans		(5,940,036)
All other assets		(27,229)
Total liabilities	(16,806,678)	(16,102,106)
Deposits	(432)	(302)
Other short-term borrowings	(4,242,371)	(3,696,647)
Long-term debt	(11,888,346)	(11,469,378)
All other liabilities	(675,529)	(935,779)
Consolidated VIEs | The amounts eliminated in consolidation | Pro forma, before transfer of assets and liabilities
Variable Interest Entity [Line Items]
Total assets at end of fiscal year	(3,671,326)
Cash and due from banks	(68,736)
Interest-earning deposits in other banks	(41,258)
Trading account assets	(72,217)
Investment securities	(600,219)
Loans	(2,859,135)
All other assets	(29,761)
Consolidated VIEs | The amount of liabilities with recourse to the general credit of the MUFG Group
Variable Interest Entity [Line Items]
Total liabilities	(8,275,680)	(10,503,305)
Deposits	(3,292,017)	(6,408,535)
Other short-term borrowings	(4,311,280)	(3,505,172)
Long-term debt	(26,417)	(25,033)
All other liabilities	¥ (645,966)	¥ (564,565)